UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Market Vectors ETF Trust
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Africa ETF

Schedule of Investments
September 30, 2008 (unaudited)

	Number
	of Shares		Value
COMMON STOCKS: 99.9%
Cameroon: 1.0%
	27,680	Equinox Minerals Ltd.	$ 65,607

Canada: 3.1%
	3,402	First Quantum Minerals Ltd.	127,991
	11,265	Red Back Mining, Inc. *	67,916
			195,907

Democratic Republic of the Congo: 1.6%
	9,814	Katanga Mining Ltd. (CAD)	46,430
	212,585	Central African Mining & Exploration Co. (GBP) * #	53,266
			99,696
Egypt: 19.0%
	13,133	Commercial International Bank #	95,230
	13,289	Egyptian Financial Group-Hermes Holding Co. #	81,539
	221,695	Egyptian Kuwaiti Holding Co. #	509,746
	4,744	Orascom Construction Industries #	272,866
	28,105	Orascom Telecom Holding SAE #	204,044
	47,706	Talaat Moustafa Group * #	49,048
			1,212,473

Ghana: 1.7%
	287,959	Ecobank Transnational Inc.	99,402
	225,799	Ecobank Transnational Inc.
		(NGN 32, expiring 10/3/08) *	9,173
			108,575

Kenya: 0.9%
	19,985	Equity Bank Ltd. #	55,688

Luxemburg: 1.5%
	9,600	Acergy S.A. (NOK) #	96,434

Morocco: 10.9%
	4,729	Attijariwafa Bank #	167,488
	3,530	Banque Marocaine du Commerce Exterieur #	128,153
	5,989	Douja Promotion Groupe Addoha S.A. #	118,507
	9,224	Maroc Telecom #	203,136
	421	ONA S.A. (Omnium Nord Africain) #	77,217
			694,501

Nigeria: 23.2%
	389,504	Afribank Nigeria PLC	72,095
	1,223,682	Fidelity Bank/Nigeria	76,262
	1,050,430	First Bank of Nigeria PLC	247,927
	638,347	Guaranty Trust Bank PLC	115,930
	780,032	Intercontinental Bank PLC	164,011
	319,515	Nigerian Breweries PLC	122,818
	35,183	Oando PLC	48,912
	444,191	Oceanic Bank International PLC	75,646
	406,888	PlatinumHabib Bank PLC	56,770
	552,683	Union Bank Nigeria PLC	197,362
	657,781	United Bank for Africa PLC	142,333
	513,454	Zenith Bank Ltd	160,041
			1,480,107

South Africa: 26.8%
	7,894	ABSA Group Ltd. #	104,668
	870	Anglo Platinum Ltd. #	79,365
	4,065	AngloGold Ashanti Ltd. #	94,474
	2,778	ArcelorMittal South Africa Ltd. #	56,083
	4,349	Bidvest Group Ltd. * #	55,671
	33,920	FirstRand Ltd. #	69,874
	9,211	Gold Fields Ltd. #	88,926
	4,781	Harmony Gold Mining Co. Ltd. * #	46,826
	8,359	Impala Platinum Holdings Ltd. #	170,713
	15,025	MTN Group Ltd. #	212,096
	3,874	Naspers Ltd. #	76,548
	5,975	Remgro Ltd. #	138,330
	25,496	Sanlam Ltd. #	54,908
	6,611	Sasol Ltd. #	282,276
	15,830	Standard Bank Group Ltd. #	182,024
			1,712,782
United Kingdom: 10.2%
	12,403	Aquarius Platinum Ltd. * #	62,560
	3,909	Randgold Resources Ltd. (ADR)	160,386
	33,339	Tullow Oil PLC #	427,352
			650,298
Total Common Stocks
(Cost: $7,635,498)			6,372,068

PRINCIPAL NOTES: 7.2%
(Cost: $499,511)
Kuwait: 7.2%
	47,500	Mobile Telecommunications Co. K.S.C.
		(issuer Citigroup Global Markets Holdings Inc.)
		Expiration Date 9/21/09 R	258,224
	37,500	Mobile Telecommunications Co. K.S.C.
		(issuer Merrill Lynch International & Co.)
		Expiration Date 9/16/2010* R	203,861
			462,085

MONEY MARKET FUND: 6.8%
(Cost: $434,347)
		Fidelity Institutional Money
		Market Fund - Treasury
	434,347	Portfolio Class III Shares	434,347

Total Investments: 113.9%
(Cost: $8,569,356)			7,268,500
Liabilities in excess of other assets: (13.9%)			(886,451)
NET ASSETS: 100.0%			$6,382,049

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
NGN	Nigerian Naira

*	Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $4,315,056 which represents 67.4% of net assets.

R
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The aggregate cost of investments owned for Federal income tax purposes is $8,569,356 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation	$63,740
Gross Unrealized Depreciation	(1,364,596)
Net Unrealized Depreciation	$(1,300,856)

	% of
Summary of Investments by Sector	Investments	Value
Base/Industrial Metals	5.8%	$424,499
Chemicals	0.7	53,266
Communications	2.8	204,044
Consumer Goods	0.8	55,671
Consumer Non-Durables	1.7	122,818
Energy	12.5	911,057
Finance	29.6	2,152,453
Precious Metals	8.1	586,695
Real Estate	19.9	1,446,332
Technology	5.7	415,232
Principal Note	6.4	462,085
Money Market Fund	6.0	434,347
	100.0%	$7,268,499

See Note to Schedules of Investments

Agribusiness ETF

Schedule of Investments
September 30, 2008 (unaudited)

	Number
	of Shares		Value
COMMON STOCKS: 100.5%
Argentina: 0.3%
	253,358	Cresud S.A. (ADR) †	$2,660,259

Australia: 1.0%
	866,402	ABB Grains Ltd. † #	5,485,724
	1,779,798	AWB Ltd. † #	3,968,427
			9,454,151

Brazil: 2.2%
	521,258	Perdigao A.A. (ADR)	20,402,038

Canada: 9.0%
	540,702	Maple Leaf Foods, Inc.	4,348,196
	524,527	Potash Corp. of Saskatchewan	69,242,809
	1,199,310	Viterra, Inc. *	11,471,955
			85,062,960

China / Hong Kong: 1.0%
	18,182,800	China Agri-Industries Holdings Ltd. * #	9,529,030
	370	Pine Agritech Ltd. * #	24
			9,529,054

Indonesia: 1.4%
	8,029,876	PT Astra Agro Lestari Tbk #	10,883,879
	6,957,702	PT Perusahaan Perkebunan
		London Sumatra Indonesia Tbk #	2,578,357
			13,462,236

Ireland: 0.9%
	1,485,235	Glanbia PLC #	8,140,640

Japan: 4.8%
	2,791,292	Komatsu Ltd. #	45,779,441

Malaysia: 5.7%
	31,255,700	IOI Corp. BHD. #	38,521,422
	5,432,670	Kuala Lumpur Kepong BHD. #	15,244,572
			53,765,994

Mexico: 0.6%
	2,851,994	Gruma S.A. de C.V. (Class B)	5,840,314

Netherlands: 2.8%
	1,200,579	CNH Global N.V. †	26,460,761

Norway: 4.6%
	1,224,094	Yara International ASA #	43,290,178

Singapore: 7.7%
	50,474,492	Golden Agri-Resources Ltd. #	11,310,071
	7,324,831	Indofood Agri Resources Ltd. * #	4,092,699
	8,668,173	Olam International Ltd. † #	11,110,661
	25,745,835	Wilmar International Ltd. † #	45,885,950
			72,399,381
Switzerland: 8.4%
	1,879,529	Syngenta A.G. (ADR)	79,541,667

United States: 50.1%
	464,123	AGCO Corp. *	19,776,281
	640,897	Agrium, Inc. †	35,941,504
	2,217,036	Archer-Daniels-Midland Co.	48,575,259
	212,346	Aventine Renewable Energy Holdings, Inc. * †	671,013
	615,074	Bunge Ltd. †	38,860,375
	285,811	CF Industries Holdings, Inc.	26,140,274
	222,574	Chiquita Brands International Inc.*	3,518,895
	376,728	Corn Products International, Inc.	12,160,780
	654,405	Cosan Ltd (Class A) *	5,222,152
	414,112	Darling International, Inc. * †	4,600,784
	1,402,141	Deere & Co.	69,405,980
	995,122	Del Monte Foods Co.	7,761,952
	61,420	Lindsay Corp. †	4,468,305
	784,890	Monsanto Co.	77,688,412
	374,676	Pilgrim's Pride Corp. †	932,943
	715,288	Smithfield Foods Inc. * †	11,358,773
	464,623	Terra Industries Inc. †	13,659,916
	91,575	The Andersons, Inc. †	3,225,272
	1,003,589	The Mosaic Co.	68,264,124
	1,542,576	Tyson Foods, Inc.	18,418,357
	795,069	VeraSun Energy Corp. * †	2,488,566
			473,139,917
Total Common Stocks
(Cost: $1,465,192,914)			948,928,991

MONEY MARKET FUND: 0.4%
(Cost: $3,948,919)
		Fidelity Institutional Money
		Market Fund - Treasury
	3,948,919	Portfolio Class III Shares	3,948,919

Total Investments Before Collateral
for Securities Loaned: 100.9%
(Cost: $1,469,141,833)			952,877,910

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 11.5%
(Cost: $108,907,555)
		Bank of New York
	108,907,555	Institutional Cash Reserve	108,907,555

Total Investments: 112.4%
(Cost: $1,578,049,388)			1,061,785,465
Liabilities in excess of other assets: (12.4)%			(116,859,590)
NET ASSETS: 100.0%			$944,925,875

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $107,915,907.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $255,821,075 which represents 27.1% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $1,578,049,388 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation	$0
Gross Unrealized Depreciation	(516,263,923)
Net Unrealized Depreciation	$(516,263,923)

Summary of Investments by Sector	% of
Excluding Collateral for Securities Loaned	Investments	Value
Agricultural Chemicals	38.8%	$370,132,437
Agricultural Equipment	14.5	137,912,245
Agriproduct Operations	41.9	399,214,148
Ethanol/Biodiesel	1.1	10,289,075
Livestock Operations	3.3	31,381,086
Money Market Fund	0.4	3,948,919
	100.0%	$952,877,910

See Note to Schedules of Investments

Coal ETF

Schedule of Investments
September 30, 2008 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 99.7%
Australia: 9.3%
493,091	Aquila Resources Ltd. * #	$3,608,680
1,609,786	Centennial Coal Co. Ltd. † #	4,756,117
305,500	Felix Resources Ltd. #	4,167,510
175,919	Gloucester Coal Ltd. #	1,304,810
465,809	Macarthur Coal Ltd. #	3,936,517
827,855	New Hope Corp. Ltd. #	2,869,595
653,964	Riversdale Mining Ltd. * † #	4,404,808
385,346	Whitehaven Coal Ltd. * #	819,452
		25,867,489

Canada: 1.0%
254,005	CIC Energy Corp. *	766,889
369,891	Coalcorp Mining Inc. *	480,107
424,065	Western Canadian Coal Corp. * †	1,543,577
		2,790,573

China / Hong Kong: 17.9%
11,645,259	China Coal Energy Co. Ltd. #	12,312,130
9,550,216	China Shenhua Energy Co. Ltd. #	23,427,442
5,485,923	Fushan International Energy Group Ltd. * † #	2,117,929
4,862,314	Hidili Industry International Development Ltd. † #	2,370,814
8,938,344	Yanzhou Coal Mining Co. Ltd. #	9,217,409
		49,445,724

Indonesia: 11.0%
66,395,732	Adaro Energy Tbk PT *	9,857,267
39,432,500	Bumi Resources Tbk PT #	13,114,031
22,647,500	Darma Henwa Tbk PT * #	483,003
1,282,052	Indo Tambangraya Megah PT #	2,954,885
4,085,000	Tambang Batubara Bukit Asam Tbk PT #	4,004,114
		30,413,300

Japan: 0.6%
764,500	Mitsui Mining Co. Ltd. #	1,736,624

Singapore: 1.1%
2,872,100	Straits Asia Resources Ltd. † #	3,033,518

South Africa: 2.3%
560,271	Exxaro Resources Ltd. #	5,877,733
610,412	Sentula Mining Ltd.	583,827
		6,461,560

United Kingdom: 1.3%
599,618	UK Coal PLC * #	3,693,330

United States: 55.2%
214,012	Alpha Natural Resources, Inc. *	11,006,637
654,154	Arch Coal, Inc.	21,515,125
271,522	Bucyrus International, Inc.	12,131,603
456,213	Consol Energy Inc.	20,935,615
228,739	Foundation Coal Holdings Inc.	8,138,534
59,520	FreightCar America, Inc. †	1,742,150
80,335	Fuel Tech, Inc. * †	1,453,260
206,306	Headwaters, Inc. †	2,754,185
645,782	International Coal Group Inc. * †	4,029,680
122,863	James River Coal Co. * †	2,701,757
286,457	Joy Global Inc.	12,930,669
299,815	Massey Energy	10,694,401
342,314	Patriot Coal Corp. * †	9,944,222
495,674	Peabody Energy Co.	22,305,330
127,991	Synthesis Energy Systems, Inc. *	620,756
207,773	Walter Industries, Inc.	9,858,829
		152,762,753
Total Common Stocks
(Cost: $442,644,888)		276,204,871

Total Investments Before Collateral
for Securities Loaned: 99.7%
(Cost: $442,644,888)		276,204,871

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 5.0%
(Cost: $13,956,237)
	Bank of New York
13,956,237	Institutional Cash Reserve	13,956,237

Total Investments: 104.7%
(Cost: $456,601,125)		290,161,108
Liabilities in excess of other assets: (4.7)%		(13,138,253)
NET ASSETS: 100.0%		$277,022,855

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $13,614,378.
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $110,210,451, which represents 39.8% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $456,601,125, and unrealized appreciation
(depreciation) on such investments is:
Gross Unrealized Appreciation	$ 195,703
Gross Unrealized Depreciation	(166,635,720)
Net Unrealized Depreciation	($166,440,017)

Summary of Investments by Sector	% of
Excluding Collateral for Securities Loaned	Investments	Value
Coal Mining and Production	78.6%	$217,053,123
Coal Mining Equipment	9.1	25,062,272
Coal Mining Services	1.7	4,712,439
Coal Power Generation	8.5	23,427,442
Coal Technology	1.5	4,207,445
Coal Transportation	0.6	1,742,150
	100.0%	$276,204,871

See Note to Schedules of Investments

Environmental Services ETF

Schedule of Investments
September 30, 2008 (unaudited)
Number
of Shares			Value
COMMON STOCKS: 100.9%
Canada: 2.7%
175,841	Waste Services, Inc. * †		$1,302,982

France: 9.9%
114,405	Veolia Environnement (ADR) †		4,722,638

United States: 88.3%
165,245	Allied Waste Industries, Inc. *		1,835,872
68,000	American Ecology Corp.		1,881,560
30,635	Basin Water, Inc. * †		56,368
92,700	Calgon Carbon Corp. * †		1,887,372
74,769	Casella Waste Systems, Inc. * †		877,788
28,432	Clean Harbors, Inc. *		1,920,582
77,857	Covanta Holding Corp. *		1,863,897
161,813	Darling International, Inc. *		1,797,742
96,363	Fuel Tech, Inc. * †		1,743,207
50,600	Layne Christensen Co. * †		1,792,758
158,997	Metalico, Inc. * †		938,082
97,868	Nalco Holding Co. †		1,814,473
266,930	Newpark Resources, Inc. * †		1,948,589
465,744	Perma-Fix Environmental Services, Inc. *		968,748
661,681	Rentech, Inc. * †		880,036
159,587	Republic Services, Inc.		4,784,418
51,641	Shaw Group, Inc. *		1,586,928
80,742	Stericycle, Inc. *		4,756,511
72,691	Tetra Tech, Inc. * †		1,748,945
56,332	Waste Connections, Inc. *		1,932,188
150,680	Waste Management, Inc.		4,744,913
32,695	WCA Waste Corp. *		153,339
			41,914,316
Total Common Stocks
(Cost: $53,933,972)			47,939,936

MONEY MARKET FUND: 0.2%
(Cost: $72,863)
	Fidelity Institutional Money
	Market Fund - Treasury
72,863	Portfolio Class III Shares		72,863

Total Investments Before Collateral
for Securities Loaned: 101.1%
(Cost: $54,006,835)			48,012,799

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 14.5%
(Cost: $6,888,013)
	Bank of New York
6,888,013	Institutional Cash Reserve		6,888,013

Total Investments: 115.6%
(Cost: $60,894,848)			54,900,812
Liabilities in excess of other assets: (15.6)%			(7,411,021)
NET ASSETS: 100.0%			$47,489,791

ADR	American Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,889,929.

The aggregate cost of investments owned for Federal income tax purposes is $60,894,848 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation			$1,176,391
Gross Unrealized Depreciation			(7,170,427)
Net Unrealized Depreciation			$(5,994,036)

Summary of Investments by Industry		% of
Excluding Collateral for Securities Loaned		Investments	Value
Alternative Waste Technologies		7.7%	$3,685,114
Energy-Alternate Sources		3.9	1,863,897
Engineering/R&D Services		12.0	5,753,166
Environmental Consulting & Engineering		13.5	6,499,718
Hazardous Waste Disposal		11.2	5,389,070
Miscellaneous Building & Construction		3.7	1,792,758
Non-Hazardous Waste Disposal		34.3	16,449,756
Oil-Field Services		4.1	1,948,589
Recycling		2.0	938,082
Water		7.5	3,619,786
Money Market Fund		0.1	72,863
		100.0%	$48,012,799

See Note to Schedules of Investments

Gaming ETF

Schedule of Investments
September 30, 2008 (unaudited)

	Number
	of Shares			Value
COMMON STOCKS: 101.2%
Australia: 14.9%
	11,225	Aristocrat Leisure Ltd. #		$58,706
	12,990	Consolidated Media Holdings Ltd. #		$25,897
	14,136	Crown Ltd. #		$97,999
	18,014	TABCORP Holdings Ltd. #		$118,129
	37,793	Tatts Group Ltd. #		72,739
				373,470

Austria: 1.0%
	932	BWIN Interactive Entertainment A.G. * #		24,811

Canada: 0.5%
	2,180	Great Canadian Gaming Corp. *		13,020

China / Hong Kong: 0.4%
	139,332	China LotSynergy Holdings Ltd. * #		4,265
	33,107	Galaxy Entertainment Group Ltd. * #		6,558
				10,823

Greece: 10.2%
	4,348	Intralot S.A. #		37,056
	7,160	OPAP S.A. #		219,278
				256,334

Ireland: 1.1%
	438	CryptoLogic Ltd. (ADR)		2,400
	1,369	Paddy Power PLC #		24,159
				26,559

Italy: 2.0%
	1,585	Lottomatica S.p.A. † #		41,411
	1,833	Snai S.p.A. * #		7,595
				49,006

Japan: 5.2%
	710	Aruze Corp. #		15,643
	5	Fields Corp. #		9,390
	1,625	Heiwa Corp. #		12,829
	231	Mars Engineering Corp. #		5,015
	1,702	Sankyo Co, Ltd. #		86,547
				129,424

Malaysia: 9.5%
	18,941	Berjaya Sports Toto BHD #		24,772
	69,238	Genting BHD #		106,899
	104,298	Resorts World BHD #		77,697
	7,327	Tanjong PLC #		28,027
				237,395

New Zealand: 1.5%
	14,973	Sky City Entertainment Group Ltd. #		37,115

South Africa: 1.3%
	2,954	Sun International Ltd. #		32,563

South Korea: 1.7%
	3,446	Kangwon Land, Inc. #		42,086

Sweden: 1.2%
	971	Betsson A.B. * #		10,087
	966	Unibet Group PLC #		20,641
				30,728

United Kingdom: 10.1%
	4,439	888 Holdings PLC #		10,012
	9,949	IG Group Holdings PLC #		56,694
	20,057	Ladbrokes PLC #		67,907
	7,874	PartyGaming PLC * #		26,032
	4,068	Playtech Ltd. #		26,642
	8,798	Rank Group PLC * #		11,228
	11,401	Sportingbet PLC * #		5,757
	11,768	William Hill PLC #		49,751
				254,023

United States: 40.6%
	866	Ameristar Casinos, Inc.		12,289
	1,715	Bally Technologies, Inc. *		51,930
	1,943	Boyd Gaming Corp.		18,186
	323	Churchill Downs Inc.		15,821
	1,354	Global Cash Access Holdings, Inc. *		6,851
	10,527	International Game Technology		180,854
	510	Isle of Capri Casinos, Inc. *		4,600
	5,650	Las Vegas Sands Corp. *		204,022
	15,053	Melco PBL Entertainment Ltd. (ADR) *		60,061
	3,481	MGM Mirage *		99,209
	341	Monarch Casino & Resort, Inc. *		3,884
	827	Multimedia Games, Inc. *		3,581
	2,558	Penn National Gaming, Inc. *		67,966
	2,005	Pinnacle Entertainment, Inc. *		15,158
	2,254	Scientific Games Corp. *		51,887
	1,764	Shuffle Master, Inc. *		8,979
	1,727	WMS Industries Inc. *		52,794
	1,933	Wynn Resorts Ltd. *		157,810
				1,015,882
Total Common Stocks
(Cost: $3,926,168)				2,533,239

Total Investments Before Collateral
for Securities Loaned: 101.2%
(Cost: $3,926,168)				2,533,239

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 0.7%
(Cost: $17,965)
		Bank of New York
	17,965	Institutional Cash Reserve		17,965

Total Investments: 101.9%
(Cost: $3,944,133)				2,551,204
Liabilities in excess of other assets: (1.9)%				(48,108)
NET ASSETS: 100.0%				$2,503,096

ADR	American Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $16,310.
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $1,501,937, which represents 60.0% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $3,944,133 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation				$25,547
Gross Unrealized Depreciation				(1,418,476)
Net Unrealized Depreciation				$(1,392,929)

Summary of Investments by Sector			% of
Excluding Collateral for Securities Loaned			Investments	Value
Casino Resorts			35.3%	$893,485
Gaming Technology			33.1	838,110
Horse Racing			3.6	91,382
Lottery			0.2	4,265
Online Gaming			3.8	97,340
Sports Betting			24.0	608,657
			100.0%	$2,533,239

See Note to Schedules of Investments

Global Alternative Energy ETF

Schedule of Investments
September 30, 2008 (unaudited)

Number
of Shares			Value
COMMON STOCKS: 100.6%
Austria: 5.6%
280,264	Verbund - Oesterreichische Elektrizis A.G. #		$17,209,376

Canada: 0.0%
2,580	Methanex Corp.		50,595

China / Hong Kong: 14.2%
3,649,670	BYD Co. Ltd. † #		6,108,905
1,140,292	Dongfang Electrical Machinery #		3,035,863
680,882	JA Solar Holdings Co., Ltd. (ADR) * †		7,203,732
162,338	LDK Solar Co., Ltd. (ADR) *		4,873,387
404,568	Suntech Power Holdings Co. Ltd. (USD) *		14,511,854
169,691	Trina Solar Ltd. (ADR) *		3,894,409
373,267	Yingli Green Energy Holding Co. Ltd. (ADR) *		4,113,402
			43,741,552

Denmark: 14.6%
516,878	Vestas Wind Systems A/S * #		45,015,420

Germany: 14.5%
168,468	Conergy A.G. * † #		1,493,512
260,980	Nordex A.G. * #		7,291,946
237,700	Q-Cells A.G. * #		20,162,253
363,672	Solarworld A.G. #		15,823,570
			44,771,281

Japan: 3.9%
510,504	Kurita Water Industries Ltd. #		11,978,361

Norway: 3.9%
660,611	Renewable Energy Corp A.S. * † #		12,168,180

Spain: 7.8%
650,075	Gamesa Corporacion Tecnologica S.A. #		22,223,019
318,480	Solaria Energia y Medio Ambiente S.A. * #		1,771,780
			23,994,799

United States: 36.1%
246,331	American Superconductor Corp. * †		5,806,022
415,658	Cosan Ltd. (Class A)		9,468,689
732,472	Cree Inc. * †		5,845,127
203,157	Energy Conversion Devices, Inc. *		11,833,895
948,534	Evergreen Solar, Inc. *		5,235,908
151,932	First Solar, Inc. *		28,701,474
449,668	FuelCell Energy, Inc. *		2,711,498
373,175	International Rectifier Corp. *		7,097,789
149,465	Itron, Inc. * †		13,232,137
111,074	Ormat Technologies, Inc.		4,035,318
266,125	Renesola Ltd. *		2,791,651
177,741	Sunpower Corp. *		12,607,169
663,817	VeraSun Energy Corp. *		2,077,747
			111,444,424
Total Common Stocks
(Cost: $398,684,182)			310,373,986

MONEY MARKET FUND: 0.0%
(Cost: $122,457)
	Fidelity Institutional Money
	Market Fund - Treasury
122,457	Portfolio Class III Shares		122,457

Total Investments Before Collateral
for Securities Loaned: 100.6%
(Cost: $398,806,639)			310,496,445

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 33.0%
(Cost: $101,669,107)
	Bank of New York
101,669,107	Institutional Cash Reserve		101,669,107

Total Investments: 133.6%
(Cost: $500,475,746)			412,165,552
Liabilities in excess of other assets: (33.6)%			(103,634,007)
NET ASSETS: 100.0%			$308,531,545

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $100,129,007.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $164,282,185 which represents 53.2% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $500,506,132 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation			$4,968,746
Gross Unrealized Depreciation			(93,309,326)
Net Unrealized Depreciation			$(88,340,580)

Summary of Investments by Sector		% of
Excluding Collateral for Securities Loaned		Investments	Value
Alternate Energy Sources		60.6%	$188,214,324
Batteries & Battery Systems		5.8	17,942,800
Electric Services		6.8	21,244,694
Power Conversion & Supply Equipment		8.6	26,752,393
Semiconductors and Related Devices		12.4	38,435,392
Superconductor Product & Systems		1.9	5,806,022
Water Treatment Systems		3.9	11,978,361
Money Market Fund		0.0	122,457
		100.0%	$310,496,445

See Note to Schedules of Investments

Gold Miners ETF

Schedule of Investments
September 30, 2008 (unaudited)

Number
of Shares			Value
COMMON STOCKS: 100.1%
Australia: 4.7%
4,311,339	Lihir Gold Ltd. (ADR) *		$90,106,985

Canada: 53.9%
1,618,901	Agnico-Eagle Mines Ltd. †		$89,152,878
3,829,749	Aurizon Mines Ltd. * †		9,957,347
8,215,790	Barrick Gold Corp.		301,848,125
8,945,540	Eldorado Gold Corp. * †		55,999,080
3,097,737	Gammon Gold Inc. * †		22,923,254
6,855,796	Goldcorp, Inc. †		216,848,827
5,568,173	Great Basin Gold Ltd. * †		11,693,163
7,651,105	IAMGOLD Corp. †		42,999,210
6,486,705	Kinross Gold Corp. †		104,565,685
9,227,300	Orezone Resources, Inc. *		4,244,558
2,090,748	PAN American Silver Corp. * †		46,477,328
5,793,463	Silver Wheaton Corp. * †		47,216,723
2,280,393	Tanzanian Royalty Exploration Corp. * †		6,339,493
9,184,832	Yamana Gold, Inc. †		76,509,651
			1,036,775,322

Peru: 5.3%
4,291,812	Cia de Minas Buenaventura S.A.
	(ADR)		100,771,746

South Africa: 14.2%
3,685,056	AngloGold Ashanti Ltd. (ADR) †		85,124,794
10,195,600	Gold Fields Ltd. (ADR) †		97,775,804
9,295,006	Harmony Gold Mining Co Ltd. (ADR) * †		89,975,658
			272,876,256

United Kingdom: 5.6%
1,976,876	Randgold Resources Ltd. (ADR) †		81,111,222
1,622,629	Silver Standard Resources, Inc. (ADR) * †		26,822,057
			107,933,279

United States: 16.4%
1,525,141	Apex Silver Mines Ltd. * †		2,623,243
14,283,645	Coeur d'Alene Mines Corp. * †		21,853,977
6,106,271	Golden Star Resources Ltd. * †		9,281,532
3,301,059	Hecla Mining Co. * †		15,448,956
1,289,006	Minefinders Corp. * †		9,731,995
3,309,511	Nevsun Resources Ltd. * †		3,739,747
4,303,508	Newmont Mining Corp.		166,803,970
5,490,382	New Gold Inc. *		27,177,391
6,578,045	Northgate Minerals Corp. *		8,683,019
878,010	Royal Gold, Inc. †		31,573,240
966,541	Seabridge Gold, Inc. * †		16,431,197
890,666	Vista Gold Corp. * †		2,021,812
			315,370,079
Total Common Stocks
(Cost: $2,568,690,806)			1,923,833,667

Money Market: 10.2%
(Cost: $196,373,973)
	Fidelity Institutional Money
	Market Fund - Treasury
196,373,973	Portfolio Class III Shares		196,373,973

Total Investments Before Collateral
for Securities Loaned: 110.3%
(Cost: $2,765,064,779)			2,120,207,640

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 13.9%
(Cost: $266,857,593)
	Bank of New York
266,857,593	Institutional Cash Reserve		266,857,593

Total Investments: 124.2%
(Cost: $3,031,922,372)			2,387,065,233
Liabilities in excess of other assets: (24.2)%			(464,491,955)
NET ASSETS: 100.0%			$1,922,573,278

ADR	American Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $249,370,858.

The aggregate cost of investments owned for Federal income tax purposes is $3,036,039,885 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation			$2,037,410
Gross Unrealized Depreciation			(651,012,062)
Net Unrealized Depreciation			$(648,974,652)

Summary of Investments by Industry		% of
Excluding Collateral for Securities Loaned		Investments	Value
Gold		80.3%	$1,703,558,743
Silver		5.8	123,139,351
Precious Metals		2.6	54,509,226
Metal-Diversified		0.7	15,448,956
Metal-Copper		1.3	27,177,391
Money Market Fund		9.3	196,373,973
		100.0%	$2,120,207,640

See Note to Schedules of Investments

Gulf States ETF

Schedule of Investments
September 30, 2008 (unaudited)

Number
of Shares			Value
COMMON STOCKS: 94.6%
Bahrain: 1.5%
57,449	Al-Salam Bank B.S.C *		$31,997
11,531	Gulf Finance House E.C.		31,018
112,791	Ithmaar Bank B.S.C.		63,163
			126,178

Kuwait: 52.2%
37,500	Al Ahli Bank of Kuwait * #		143,188
7,500	Al Ahli Bank of Kuwait
	(KD 0.60, expiring 10/03/08)		11,800
50,000	Al Safat Investment Co * #		74,169
30,000	Boubyan Petrochemicals Co * #		95,865
60,000	Commercial Bank of Kuwait #		284,375
60,000	Global Investment House K.S.C.C. #		172,385
42,500	Gulf Bank K.S.C. #		204,055
80,000	Investment Dar Co. K.S.C #		217,982
74,000	Kuwait Finance House #		589,514
62,500	Kuwait Investment Projects Co Holdings #		239,307
105,000	Mobile Telecommunications Co K.S.C. #		570,811
105,000	National Bank Of Kuwait S.A.K. #		707,456
135,000	National Industries Group (Holding) S.A.K #		455,157
50,000	National Investments Co. K.S.C.C.		136,730
60,000	National Real Estate Co. S.A.K.		78,666
75,000	Public Warehousing Co. K.S.C. #		231,796
			4,213,256

Oman: 4.0%
51,567	Bank Muscat SAOG * #		152,022
21,983	Oman Telecommunications Co.		112,713
16,776	Renaissance Services S.A.O.G. #		54,347
			319,082

Qatar: 15.3%
6,412	Barwa Real Estate Co. Q.S.C. * #		103,868
35,902	Masraf Al Rayan Q.S.C. #		183,736
2,443	Qatar Electricity & Water Co. Q.S.C #		65,753
13,678	Qatar Gas Transport Co. Ltd. (Nakilat) * #		112,785
4,212	Qatar International Islamic Bank Q.S.C.		106,066
4,810	Qatar Islamic Bank S.A.Q. #		160,640
5,884	Qatar National Bank S.A.Q. #		301,748
5,040	Qatar Telecom (QTel) Q.S.C. #		200,385
			1,234,981
United Arab Emirates - Abu Dhabi: 5.7%
73,551	Abu Dhabi Commercial Bank *		70,683
177,127	Dana Gas PJSC *		66,545
25,230	First Gulf Bank PJSC		111,958
30,226	National Bank of Abu Dhabi		122,196
45,874	Union National Bank of Abu Dhabi		84,548
			455,930

United Arab Emirates - Dubai: 15.9%
223,413	Air Arabia PJSC * #		87,512
28,629	Arabtec Holding Co * #		96,977
373,026	DP World Ltd.		264,848
156,323	Dubai Financial Market PJSC #		142,194
50,493	Dubai Islamic Bank PJSC #		80,421
291,855	Emaar Properties PJSC #		608,884
			1,280,836
Total Common Stocks
(Cost: $8,837,304)			7,630,263

PRINCIPAL NOTES: 4.3%
Bahrain: 0.9%
26,596	Gulf Finance House E.C. (Principal Note, 6/16/17)
	(issuer Deutsche Bank A.G.)
	Expiration Date 6/16/17 R		71,543

United Arab Emirates - Abu Dhabi: 3.4%
43,936	Abu Dhabi Commercial Bank
	(issuer Deutsche Bank AG.)
	Expiration Date 4/21/09 R		42,223
105,808	Dana Gas PJSC
	(issuer Merrill Lynch International & Co.)
	Expiration Date 12/10/10 * R		39,751
15,072	First Gulf Bank PJSC
	(issuer Merrill Lynch International & Co.)
	Expiration Date 10/7/10 * R		66,882
18,054	National Bank of Abu Dhabi
	(issuer Citigroup Global Markets Holdings Inc.)
	Expiration Date 11/28/08 R		72,988
27,402	Union National Bank of Abu Dhabi
	(issuer Deutsche Bank AG.)
	Expiration Date 5/15/17 R		50,503
			272,347
Total Principal Notes
(Cost: $675,870)			343,890

MONEY MARKET FUND: 2.1%
(Cost: $170,860)
	Fidelity Institutional Money
	Market Fund - Treasury
170,860	Portfolio Class III Shares		170,860

Total Investments: 101.0%
(Cost: $9,684,034)			8,145,013
Liabilities in excess of other assets: (1.0%)			(80,809)
NET ASSETS: 100.0%			$8,064,204

*	Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $6,337,332, which represents 78.6% of net assets.

R
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The aggregate cost of investments owned for Federal income tax purposes is $9,684,034, and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation			$31,279
Gross Unrealized Depreciation			(1,570,300)
Net Unrealized Depreciation			$(1,539,021)

		% of
Summary of Investments by Sector		Investments	Value
Capital Goods		16.2%	$1,323,330
Chemicals		1.2	95,865
Energy		2.9	233,677
Finance		54.3	4,423,351
Real Estate		12.6	1,023,214
Technology		1.4	112,713
Transportation		4.3	352,360
Utilities		0.8	65,753
Principal Notes		4.2	343,890
Money Market Fund		2.1	170,860
		100.0%	$8,145,013

See Note to Schedules of Investments

Nuclear Energy ETF

Schedule of Investments
September 30, 2008 (unaudited)

Number
of Shares			Value
COMMON STOCKS: 100.6%
Australia: 9.4%
1,032,513	Bannerman Resources Ltd. † * #		$554,136
3,514,891	Deep Yellow Ltd. * #		610,235
615,651	Energy Resources of Australia Ltd. † #		8,360,462
2,310,899	Paladin Resources Ltd. † * #		7,128,867
			16,653,700

Canada: 15.5%
501,782	Aurora Energy Resources, Inc. *		698,493
1,300,805	Denison Mines Corp. † *		3,841,730
897,279	First Uranium Corp. *		2,877,842
527,543	Forsys Metals Corp. *		2,446,188
569,733	Fronteer Development Group, Inc. *		1,639,751
559,218	Fronteer Development Group, Inc. *		1,525,331
427,855	Laramide Resources Ltd. *		619,730
1,281,890	Mega Uranium Ltd. *		1,362,430
787,937	Strateco Resources, Inc.		1,185,759
1,246,707	UEX Corp. *		1,770,624
2,786,702	Uranium One, Inc. *		6,028,419
495,093	Uranium Participation Corp. † *		2,877,798
638,312	Ur-Energy, Inc. *		402,247
			27,276,342
France: 12.7%
9,737	Areva* #		7,562,968
206,324	Electricite de France S.A. #		14,886,613
			22,449,581
Japan: 28.8%
1,338,400	Hitachi Plant Technologies Ltd. † #		4,437,058
5,118,085	IHI Corp. #		8,056,516
538,221	JGC Corp. #		8,650,330
2,460,905	Kajima Corp. #		7,447,411
3,128,706	Mitsubishi Heavy Industries Ltd. #		13,613,812
301,500	Taihei Dengyo Kaisha, Ltd. #		2,140,235
668,200	Toshiba Plant Systems & Services Corp. † #		6,351,878
			50,697,240
United Kingdom: 8.2%
1,067,202	British Energy Group PLC #		14,539,470

United States: 26.0%
124,938	American Ecology Corp.		3,457,035
624,588	Cameco Corp.		13,934,558
70,825	Central Vermont Public Service Corp. †		1,660,138
324,962	Constellation Energy Group, Inc.		7,896,577
226,441	Exelon Corp.		14,179,735
382,501	Uranium Resources, Inc. *		646,427
761,628	USEC, Inc. * †		4,120,407
			45,894,877
Total Common Stocks
(Cost: $274,773,219)			177,511,210

Total Investments Before Collateral
for Securities Loaned: 100.6%
(Cost: $274,773,219)			177,511,210

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 10.6%
(Cost: $18,764,694)
	Bank of New York
18,764,694	Institutional Cash Reserve		18,764,694

Total Investments: 111.3%
(Cost: $293,537,913)			196,275,904
Liabilities in excess of other assets: (11.3)%			(19,900,846)
NET ASSETS: 100.0%			$176,375,058

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $18,062,335.
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $104,339,991, which represents 59.2% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $294,460,096 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation			$3,281,538
Gross Unrealized Depreciation			(101,465,730)
Net Unrealized Depreciation			$(98,184,192)

Summary of Investments by Sector		% of
Excluding Collateral for Securities Loaned		Investments	Value
Nuclear Fuel Transport		1.9%	$3,457,035
Nuclear Plant Builder		28.6	50,697,240
Nuclear Power Generation		34.3	60,725,501
Uranium Enrichment		2.3	4,120,407
Uranium Miners		31.3	55,633,229
Uranium Storage		1.6	2,877,798
		100.0%	$177,511,210

See Note to Schedules of Investments

Russia ETF

Schedule of Investments
September 30, 2008 (unaudited)

	Number
	of Shares		Value
COMMON STOCKS: 99.0%
Basic Materials: 24.2%
	677,869	Evraz Group S.A. (GDR) # R	$26,115,395
	3,922,887	JSC MMC Norilsk Nickel (ADR) #	54,800,962
	1,812,408	Magnitogorsk Iron & Steel Works (GDR) # R	14,375,335
	877,718	Mechel OAO (ADR) †	15,763,815
	1,263,698	Novolipetsk Steel (GDR) † #	23,828,281
	664,218	Polymetal (GDR) * † # R	2,822,967
	803,895	Polyus Gold Co. (ADR) † #	12,868,842
	1,638,485	Raspadskaya	6,822,242
	2,150,548	Severstal (GDR) # R	22,874,274
	895,845	Uralkali (GDR) #	28,352,759
			208,624,872

Communications: 15.1%
	881,239	Comstar United TeleSystems (GDR) # R	4,471,522
	320,851	CTC Media, Inc. *	4,812,765
	840,531	Mobile TeleSystems OJSC (ADR)	47,078,141
	256,136	Rostelecom (ADR) †	11,152,162
	25,326,362	Sibirtelecom JSC	749,660
	1,017,360	Sistema JSFC (GDR) * # R	16,839,437
	68,102,932	Uralsvyazinform	1,233,344
	2,162,330	Vimpel-Communications OAO (ADR)	43,895,299
			130,232,330

Consumer, Cyclical: 1.0%
	2,341,740	Aeroflot	5,759,955
	122,480	OAO Seventh Continent (ADR) *	3,243,956
			9,003,911

Consumer, Non-cyclical: 2.8%
	318,710	Pharmstandard (GDR) * # R	5,657,860
	92,777	Wimm-Bill-Dann Foods OJSC (ADR) * †	6,587,167
	557,393	X5 Retail Group N.V. (GDR) * # R	12,024,026
			24,269,053

Energy: 41.1%
	155,000	Eurasia Drilling Co. Ltd. (GDR) * #	2,461,003
	1,890,060	Gazprom Neft OAO (ADR) † #	39,999,077
	332,333	Intergra Group (GDR) * # R	1,166,440
	1,296,623	LUKOIL (ADR) #	77,721,996
	640,221	Novatek OAO (GDR) † # R	29,210,077
	2,289,317	OAO Gazprom (ADR) #	73,158,332
	11,408,566	Rosneft Oil Co. (GDR) † #	78,958,115
	6,506,033	Surgutneftegaz ADR † #	34,553,990
	229,699	Taftnet (GDR) #	16,739,868
			353,968,898

Financial: 12.5%
	987,455	LSR Group OJSC * #	5,278,612
	1,040,040	PIK Group (GDR) * † #	5,463,774
	39,573,016	Sberbank RF	67,342,193
	363,531	Sistema Hals (GDR) * # R	370,947
	7,089,036	VTB Bank OJSC (GDR) † # R	29,165,074
			107,620,600

Industrial: 1.8%
	545,470	Novorossiysk Commercial Sea Port (GDR) # R	3,498,693
	460,176	OAO TMK (GDR) † # R	11,651,001
			15,149,694

Utilities: 0.5%
	7,783,797	Irkutskenergo	4,214,148

Total Common Stocks
(Cost: $1,402,456,544)			853,083,506

MONEY MARKET FUND: 1.9%
(Cost: $16,150,918)
		Fidelity Institutional Money
		Market Fund - Treasury
	16,150,918	Portfolio Class III Shares	16,150,918

Total Investments Before Collateral
for Securities Loaned: 100.9%
(Cost: $1,418,607,462)			869,234,424

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 7.2%
(Cost: $61,788,393)
		Bank of New York
	61,788,393	Institutional Cash Reserve	61,788,393

Total Investments: 108.1%
(Cost: $1,480,395,855)			931,022,817
Liabilities in excess of other assets: (8.1)%			(69,749,489)
NET ASSETS: 100.0%			$861,273,328

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $62,048,258.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $634,428,659 which represents 73.7% of net assets.

R
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The aggregate cost of investments owned for Federal income tax purposes is $1,480,860,803 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation			$708,378
Gross Unrealized Depreciation			(550,546,364)
Net Unrealized Depreciation			$(549,837,986)

See Note to Schedules of Investments

RVE Hard Assets Producers ETF

Schedule of Investments
September 30, 2008 (unaudited)

	Number
	of Shares		Value
COMMON STOCKS: 99.6%
Argentina: 0.4%
	805	Tenaris S.A. (ADR)	$30,018

Australia: 3.5%
	1,660	ABB Grains Ltd. #	10,510
	1,535	Alumina Ltd. #	3,863
	3,383	AWB Ltd. #	7,543
	4,473	BHP Billiton Ltd. #	115,507
	1,030	BlueScope Steel Ltd. #	6,059
	1,854	Fortescue Metals Group Ltd. * #	7,041
	6,029	Futuris Corp. Ltd. #	6,795
	481	GrainCorp Ltd. #	2,855
	789	Lihir Gold Ltd. (ADR)	16,490
	1,633	Newcrest Mining Ltd. #	33,868
	1,194	OneSteel Ltd. #	4,409
	1,009	Origin Energy Ltd. #	13,027
	10,851	OZ Minerals Ltd. #	13,743
	685	Santos Ltd. #	10,462
	515	Woodside Petroleum Ltd. #	20,743
	174	WorleyParsons Ltd. #	4,296
			277,211

Austria: 0.5%
	6	Boehler-Uddeholm A.G. *	615
	31	Mayr-Melnhof Karton A.G. #	2,353
	175	OMV A.G. #	7,360
	320	Verbund - Oesterreichische Elektrizis A.G. #	19,649
	194	Voestalpine A.G. #	6,049
			36,026

Brazil: 3.4%
	241	Aracruz Celulose S.A.	8,847
	291	Cia Saneamento Basico de (ADR)	8,250
	1,096	Cia Siderurgica Nacional S.A. (ADR)	23,301
	4,442	Cia Vale do Rio Doce (ADR)	85,064
	1,189	Gerdau S.A. (ADR)	13,198
	2,936	Petroleo Brasileiro S.A. (ADR)	129,037
			267,697
Canada: 12.9%
	109	Addax Petroleum Corp.	2,962
	516	Agnico-Eagle Mines Ltd. (USD)	28,416
	3,129	Barrick Gold Corp.	114,959
	603	Canadian Natural Resources Ltd.	41,281
	440	Canfor Corp. *	3,377
	1,240	Eldorado Gold Corp.	7,762
	429	Enbridge Inc. *	16,341
	868	EnCana Corp.	57,054
	90	First Quantum Minerals Ltd.	3,386
	191	Gerdau Ameristeel Corp.	1,879
	2,543	Goldcorp, Inc. (USD)	80,435
	219	Harry Winston Diamond Corp. *	2,884
	289	Husky Energy	12,014
	1,034	IAMGOLD Corp.	5,709
	174	Inmet Mining Corp. *	8,111
	854	Ivanhoe Mines Ltd. *	5,181
	2,214	Kinross Gold Corp. (USD)	35,690
	275	PAN American Silver Corp. (USD) *	6,113
	560	Petro-Canada (USD)	18,676
	3,023	Potash Corp. of Saskatchewan	399,066
	675	Red Back Mining, Inc. *	4,070
	805	Silver Wheaton Corp. (USD) *	6,561
	674	Sino-Forest Corp. *	8,501
	1,074	Suncor Energy, Inc. (USD)	45,258
	1,179	Talisman Energy, Inc.	16,765
	600	Teck Cominco Ltd.	17,472
	209	TransAlta Corp.	5,622
	669	TransCanada Corp.	24,184
	2,323	Viterra, Inc.	22,221
	134	West Fraser Timber Co. Ltd. *	4,397
	2,431	Yamana Gold, Inc. (USD)	20,250
			1,026,597

Chile: 0.2%
	459	Antofagasta PLC (GBP) #	3,343
	47	Cap S.A. *	1,181
	255	Empresas CMPC S.A.	7,541
			12,065

China / Hong Kong: 1.6%
	215	Aluminum Corp of China Ltd. (ADR) *	3,257
	801	Aquarius Platinum Ltd. (AUD) * #	3,608
	18,147	Chaoda Modern Agriculture Holdings Ltd. #	15,328
	13,142	China Agri-Industries Holdings Ltd. * #	6,887
	4,352	China Coal Energy Co. Ltd. #	4,601
	19,083	China Petroleum & Chemical Corp. #	15,062
	3,491	China Shenhua Energy Co. Ltd. #	8,564
	18,579	CNOOC Ltd. #	20,873
	395	JA Solar Holdings Co., Ltd. (ADR) *	4,179
	1,645	Jiangxi Copper Co. Ltd. #	1,647
	1,806	Lee & Man Paper Manufacturing Ltd. #	990
	1,667	Mongolia Energy Co. Ltd. #	898
	5,757	Nine Dragons Paper Holdings Ltd. #	2,154
	21,640	PetroChina Co. Ltd. #	22,466
	238	Suntech Power Holdings Co. Ltd. (USD) *	8,537
	226	Yanzhou Coal Mining Co Ltd. (ADR)	2,373
	14,441	Zijin Mining Group Ltd. #	7,303
			128,727

Denmark: 0.5%
	474	Vestas Wind Systems A/S #	41,281

Egypt: 0.0%
	72	Egyptian Iron & Steel Co.	268

Finland: 0.4%
	141	Neste Oil Oyj #	2,934
	145	Outokumpu Oyj #	2,305
	106	Rautaruukki Oyj * #	2,114
	2,434	Stora Enso Oyj (R Shares) #	23,730
			31,083

France: 2.5%
	151	Cie Generale de Geophysique-Veritas #	4,780
	6	Eramet #	2,293
	115	Technip S.A. #	6,448
	2,345	Total S.A. #	142,140
	1,124	Veolia Environment #	46,139
			201,800

Germany: 0.7%
	149	BayWa A.G. * #	4,287
	5	Ersol Solar Energy A.G. * #	783
	21	KWS Saat A.G. #	2,764
	79	Nordex A.G. * #	2,207
	146	Q-Cells A.G. * #	12,384
	55	Salzgitter A.G. #	5,655
	215	Solarworld A.G. #	9,355
	490	ThyssenKrupp A.G. #	14,916
			52,351

Greece: 0.0%
	63	EYDAP Athens Water Supply & Sewage Co S.A. #	829

Hungary: 0.1%
	49	MOL Hungarian Oil and Gas NyRt #	4,477

India: 1.0%
	841	Reliance Industries Ltd. (GDR)	69,814
	966	Sterlite Industries (ADR)	8,704
			78,518

Indonesia: 0.2%
	12,033	Adaro Energy Tbk PT *	1,786
	2,744	Astra Agro Lestari Tbk PT #	3,719
	15,138	Bakrie Sumatera Plantations Tbk PT * #	1,122
	13,068	Bumi Resources Tbk PT #	4,346
	9,238	Indah Kiat Pulp and Paper Corp. Tbk PT #	1,525
	1,954	International Nickel Indonesia Tbk PT #	626
	3,578	Perusahaan Perkebunan London Sumatra Tbk PT #	1,326
			14,450

Ireland: 0.0%
	484	Smurfit Kappa Group PLC * #	2,090

Italy: 1.1%
	2,790	ENI S.p.A. #	73,786
	285	Saipem S.p.A. #	8,508
	339	Saras S.p.A. #	1,412
			83,706

Japan: 1.8%
	117	Hitachi Metals Ltd. #	1,401
	1	Inpex Holdings Inc. #	8,514
	564	JFE Holdings, Inc. #	17,524
	3,035	Kobe Steel Ltd. #	6,118
	265	Kurita Water Industries Ltd. #	6,218
	1,429	Mitsubishi Materials Corp. #	4,497
	900	Nippon Mining Holdings Inc. #	3,632
	1,451	Nippon Oil Corp. #	7,320
	4	Nippon Paper Group Inc. #	11,710
	6,573	Nippon Steel Corp. #	24,858
	2,114	Nippon Suisan Kaisha Ltd. #	7,792
	3,376	OJI Paper Co Ltd. #	17,003
	970	Rengo Co. Ltd. #	6,627
	583	Sumitomo Forestry Co. Ltd. #	3,408
	4,401	Sumitomo Metal Industries Ltd. #	13,668
	623	Sumitomo Metal Mining Ltd. #	6,255
			146,545

Kazakhstan: 0.0%
	265	Kazakhmys PLC (GBP) #	2,790

Luxembourg: 0.6%
	881	ArcelorMittal S.A. * #	44,529
	274	Ternium S.A. (ADR)	4,833
			49,362

Malaysia: 0.6%
	2,651	Asiatic Development BHD * #	3,574
	25,876	IOI Corp. BHD. #	31,891
	3,878	Kuala Lumpur Kepong BHD. #	10,882
	940	Kulim Malaysia BHD #	1,515
			47,862

Mexico: 0.1%
	5,388	Grupo Mexico, S.A.B. de C.V.	5,639
	62	Industrias Penoles S.A. de C.V.	753
			6,392

Netherlands: 0.3%
	254	CNH Global N.V.	5,598
	335	Nutreco Holding N.V. * #	15,734
			21,332

Norway: 1.4%
	184	Aker Solutions ASA * #	2,961
	506	Cermaq ASA #	3,270
	23,280	Marine Harvest * #	11,544
	905	Norsk Hydro ASA #	6,084
	864	Renewable Energy Corp A.S. * #	15,915
	309	SeaDrill Ltd. #	6,361
	1,814	Yara International ASA #	64,152
			110,287

Papua New Guinea: 0.1%
	1,068	Oil Search Ltd. #	4,771

Peru: 0.3%
	990	Cia de Minas Buenaventura S.A. (ADR)	23,245
	356	Hochschild Mining PLC (GBP) #	1,620
			24,865

Poland: 0.1%
	67	KGHM Polska Miedz S.A. * #	1,419
	144	Polski Koncern Naftowy Orlen S.A. #	2,079
	418	Polskie Gornictwo Naftowe I Gazownictwo S.A. #	576
			4,074

Portugal: 0.1%
	139	Galp Energia, SGPS, S.A. #	2,306
	790	Portucel-Empresa Produtora de Pasta e Papel S.A. #	2,077
			4,383

Russia: 6.6%
	484	Evraz Group S.A. Reg S (GDR) #	18,646
	2,600	JSC MMC Norilsk Nickel (ADR) #	36,321
	985	LUKOIL (ADR) #	59,043
	1,173	Magnitogorsk Iron & Steel Works Reg S (GDR) #	9,304
	569	Mechel Oao (ADR)	10,219
	351	Novatek OAO Reg S (GDR) #	16,014
	818	Novolipetsk Steel (GDR) #	15,424
	6,852	OAO Gazprom (ADR) * #	218,965
	299	OAO TMK Reg S (GDR) #	7,570
	1,135	Polymetal Reg S (GDR) #	4,824
	686	Polyus Gold Co. (ADR) #	10,982
	12,268	Rosneft Oil Co. (GDR) #	84,906
	4,135	Surgutneftegaz ADR #	21,961
	126	Tatneft Reg S (GDR) #	9,183
			523,362

Singapore: 0.9%
	75,089	Golden Agri-Resources Ltd. #	16,826
	10,865	Olam International Ltd. #	13,927
	21,064	Wilmar International Ltd. #	37,542
			68,295

South Africa: 2.1%
	111	African Rainbow Minerals Ltd #	2,133
	185	Anglo Platinum Ltd. #	16,876
	1,265	AngloGold Ashanti Ltd. (ADR)	29,222
	216	ArcelorMittal South Africa Ltd. * #	4,361
	330	Astral Foods Ltd. * #	3,869
	129	Exxaro Resources Ltd. #	1,353
	2,351	Gold Fields Ltd. (ADR)	22,546
	1,450	Harmony Gold Mining Co Ltd. (ADR)	14,036
	1,653	Impala Platinum Holdings Ltd. #	33,759
	95	Kumba Iron Ore Ltd. #	2,217
	374	Mvelaphanda Resources Ltd #	1,890
	399	Northam Platinum Ltd. #	2,201
	894	Sappi Ltd. #	8,777
	600	Sasol Ltd. #	25,619
			168,859

South Korea: 0.5%
	60	Hyundai Steel Co. #	3,010
	71	POSCO #	26,635
	56	SK Energy Co. Ltd. #	4,243
	23	SK Holdings Co. Ltd. #	2,142
	39	S-Oil Corp. #	2,246
	92	Woongjin Coway Co. Ltd. #	2,322
			40,598

Spain: 0.6%
	160	Acerinox, S.A. * #	2,859
	15	Compania Espanola de Petroleos, S.A. #	1,468
	435	Gamesa Corporacion Tecnologica S.A. #	14,871
	324	Grupo Empresarial Ence, S.A. #	2,399
	860	Repsol YPF, S.A. #	25,430
	149	Sociedad General de Aguas de Barcelona #	2,995
			50,022

Sweden: 0.4%
	251	Holmen AB #	8,110
	2,509	Svenska Cellulosa AB (SCA) * #	26,392
			34,502

Switzerland: 2.5%
	958	Syngenta A.G. #	202,558

Taiwan: 0.2%
	9,000	China Steel Corp. #	9,004
	2,000	Formosa Petrochemical Corp. #	4,653
			13,657

Turkey: 0.0%
	284	Eregli Demir ve Celik Fabrikalari T.A.S. #	1,427
	113	Tupras-Turkiye Petrol Rafinerileri A.S. #	2,059
			3,486

United Kingdom: 7.5%
	1,245	Anglo American PLC #	42,164
	3,839	BG Group PLC * #	69,804
	21,683	BP AMOCO PLC #	181,049
	150	Cairn Energy PLC * #	5,613
	471	Lonmin PLC #	19,313
	1,183	Mondi PLC #	5,536
	1,325	Northumbrian Water Group PLC #	6,817
	886	Pennon Group PLC #	9,354
	196	Peter Hambro Mining PLC #	1,776
	275	Randgold Resources Ltd. (ADR)	11,283
	1,179	Rio Tinto PLC #	74,185
	3,301	Royal Dutch Shell PLC #	92,974
	596	Severn Trent PLC #	14,499
	221	Silver Standard Resources, Inc. (ADR) *	3,653
	764	Tullow Oil PLC * #	9,793
	1,730	United Utilities Group PLC #	21,525
	835	Xstrata PLC #	26,090
			595,428
United States: 43.9%
	896	AGCO Corp.	38,179
	1,545	Agrium, Inc.	86,644
	150	AK Steel Holding Corp.	3,888
	1,109	Alcoa, Inc.	25,041
	120	Allegheny Technologies, Inc.	3,546
	80	Alpha Natural Resources, Inc. *	4,114
	540	Anadarko Petroleum Corp.	26,195
	164	Andersons, Inc.	5,776
	384	Apache Corp.	40,044
	340	Aqua America, Inc.	6,045
	165	Arch Coal, Inc.	5,427
	6,164	Archer-Daniels-Midland Co.	135,053
	355	Baker Hughes, Inc.	21,492
	336	BJ Services Co.	6,428
	86	Bucyrus International, Inc.	3,842
	1,179	Bunge Ltd.	74,489
	116	Cabot Oil & Gas	4,192
	469	Cameco Corp.	10,463
	249	Cameron International Corp. *	9,596
	529	CF Industries Holdings, Inc.	48,382
	560	Chesapeake Energy Corp.	20,082
	2,378	Chevron Corp.	196,137
	141	Cleveland-Cliffs, Inc.	7,465
	1,663	ConocoPhillips	121,815
	211	Consol Energy Inc.	9,683
	51	Continental Resources Inc. *	2,001
	723	Corn Products International, Inc.	23,338
	789	Darling International, Inc. *	8,766
	4,218	Deere & Co.	208,791
	278	Denbury Resources Inc. *	5,293
	486	Devon Energy Corp.	44,323
	160	Diamond Offshore Drilling, Inc.	16,490
	2,163	Domtar Corp	9,950
	966	Dynegy Inc. *	3,458
	809	El Paso Corp.	10,323
	114	Energy Conversion Devices, Inc. *	6,641
	165	ENSCO International, Inc.	9,509
	286	EOG Resources, Inc.	25,586
	140	Equitable Resources, Inc.	5,135
	371	Evergreen Solar, Inc. *	2,048
	6,107	ExxonMobil Corp.	474,270
	111	First Solar, Inc. *	20,969
	146	FMC Technologies, Inc. *	6,796
	94	Forest Oil Corp.	4,662
	516	Freeport-McMoRan Copper & Gold, Inc.	29,335
	1,006	Halliburton Co.	32,584
	116	Helmerich & Payne, Inc.	5,010
	359	Hess Corp.	29,467
	301	Imperial Oil	12,823
	1,865	International Paper Co.	48,826
	86	Itron, Inc. *	7,614
	125	Joy Global Inc.	5,643
	109	Lindsay Corp.	7,930
	818	Marathon Oil Corp.	32,614
	91	Massey Energy	3,246
	260	McDermott International, Inc.	6,643
	764	MeadWestvaco Corp	17,809
	5,358	Monsanto Co.	530,335
	1,545	Mosaic Co.	105,091
	204	Murphy Oil Corp.	13,085
	314	Nabors Industries Ltd. *	7,825
	345	Nalco Holding Co.	6,396
	480	National Oilwell Varco, Inc. *	24,110
	150	Newfield Exploration Co. *	4,799
	1,633	Newmont Mining Corp.	63,295
	611	Nexen, Inc.	14,194
	306	Noble Corp.	13,433
	195	Noble Energy, Inc.	10,840
	426	Nucor Corp.	16,827
	939	Occidental Petroleum Corp.	66,153
	50	Ormat Technologies, Inc.	1,817
	451	Packaging Corp. of America	10,454
	314	Peabody Energy Co.	14,130
	275	Petrohawk Energy Corp. *	5,948
	469	Pilgrim's Pride Corp.	1,168
	136	Pioneer Natural Resources Co.	7,110
	124	Plains Exploration & Production *	4,360
	194	Pride International, Inc. *	5,744
	199	Questar Corp.	8,143
	125	Quicksilver Resources, Inc. *	2,454
	176	Range Resources Corp.	7,545
	85	Reliance Steel & Aluminum Co.	3,227
	149	Rock -Tenn Co. (Class A)	5,957
	104	SandRidge Energy Inc. *	2,038
	1,341	Schlumberger Ltd.	104,719
	4	Seaboard Corp.	5,028
	230	Smith International, Inc.	13,487
	1,181	Smithfield Foods Inc. *	18,754
	1,124	Smurfit-Stone Container Corp. *	5,283
	300	Southern Copper Corp.	5,724
	380	Southwestern Energy Co.	11,605
	731	Spectra Energy Corp.	17,398
	199	Steel Dynamics, Inc.	3,401
	206	Sunpower Corp. *	14,612
	425	Temple-Inland, Inc.	6,485
	884	Terra Industries Inc.	25,990
	325	Tractor Supply Co. *	13,666
	369	Transocean, Inc.	40,531
	3,395	Tyson Foods, Inc.	40,536
	171	Ultra Petroleum Corp. *	9,463
	160	United States Steel Corp.	12,418
	610	Valero Energy Corp.	18,483
	236	VeraSun Energy Corp. *	739
	60	Walter Industries, Inc.	2,847
	780	Weatherford International Ltd. *	19,609
	908	Weyerhaeuser Co.	55,007
	671	Williams Cos, Inc.	15,869
	600	XTO Energy, Inc.	27,912
			3,487,955
Total Common Stocks
(Cost: $8,880,300)			7,900,579
Other Assets less liabilities: 0.6%			46,820
NET ASSETS: 100.0%			$7,947,399

ADR	American Depositary Receipt
AUD	Australian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,832,540 which represents 35.6% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $8,880,300 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation			$13,887
Gross Unrealized Depreciation			(993,608)
Net Unrealized Depreciation			$(979,721)

		% of
Summary of Investments by Sector		Investments	Value
Agriculture		28.6%	$2,262,664
Alternative Energy Sources		2.7	209,610
Base/Industrial Metals		11.9	941,543
Energy		42.8	3,380,284
Forest Products		4.2	332,103
Precious Metals		8.2	649,204
Water		1.6	125,171
		100.0%	$7,900,579

See Note to Schedules of Investments

Solar ETF

Schedule of Investments
September 30, 2008 (unaudited)

	Number
	of Shares			Value
COMMON STOCKS: 98.9%
Canada: 2.4%
	172,644	ARISE Technologies Corp. *		$142,896
	18,010	Canadian Solar, Inc. *		351,735
	44,150	Day4 Energy, Inc. *		159,043
				653,674

China/Hong Kong: 27.7%
	29,367	China Sunergy Co., Ltd. (ADR) †*		208,212
	111,165	JA Solar Holdings Co., Ltd. (ADR) †*		1,176,126
	30,938	LDK Solar Co., Ltd. (ADR) †*		928,759
	55,240	Renesola Ltd. (ADR) †		579,468
	25,221	Solarfun Power Holdings Co., Ltd. †*		265,577
	71,514	Suntech Power Holdings Co., Ltd. (ADR) (USD) †*		2,565,207
	37,140	Trina Solar Ltd. (ADR) †*		852,363
	83,613	Yingli Green Energy Holding Co., Ltd. (ADR) †*		921,415
				7,497,127

Germany: 34.1%
	11,174	Aleo Solar A.G. * #		126,025
	9,596	Centrosolar Group A.G. * #		81,715
	7,388	Centrotherm Photovoltaics A.G. * #		385,927
	28,628	Conergy A.G. * #		253,795
	9,132	Phoenix Solar A.G. #		557,196
	37,420	Q-Cells A.G. * #		3,174,049
	16,738	Roth & Rau A.G. * #		532,922
	14,183	Solar Millenium A.G. * #		431,789
	11,280	Solar-Fabrik A.G. * #		108,130
	68,884	Solarworld A.G. #		2,997,181
	11,916	Solon AG Fuer Solartechnik * #		481,073
	12,075	Sunways A.G. * #		86,192
				9,215,994

Norway: 4.7%
	69,172	Renewable Energy Corp. A.S. #		1,274,120

Spain: 1.1%
	53,159	Solaria Energia y Medio Ambiente S.A. †* #		295,736

United Kingdom: 4.3%
	415,375	PV Crystalox Solar PLC #		1,147,040

United States: 24.6%
	25,248	Akeena Solar, Inc. * †		95,690
	28,513	Daystar Technologies, Inc. *		79,836
	20,014	Energy Conversion Devices, Inc. * †		1,165,816
	206,699	Evergreen Solar, Inc. * †		1,140,978
	41,396	GT Solar International, Inc. *		449,147
	13,097	First Solar, Inc. *		2,474,154
	6,985	Spire Corp. *		99,257
	16,323	Sunpower Corp. †*		1,157,790
				6,662,668

Total Common Stocks
(Cost: $37,687,438)				26,746,359

MONEY MARKET FUND: 0.4%
(Cost: $119,100)
		Fidelity Institutional Money
		Market Fund - Treasury
	119,100	Portfolio Class III Shares		119,100

Total Investments Before Collateral
for Securities Loaned: 99.3%
(Cost: $37,806,538)				26,865,459

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 28.6%
(Cost: $7,722,945)
		Bank of New York
	7,722,945	Institutional Cash Reserve		7,722,945

Total Investments: 127.9%
(Cost: $45,529,483)				34,588,404
Liabilities in excess of other assets: (27.9)%				(7,537,957)
NET ASSETS: 100.0%				$27,050,447

ADR	American Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,749,628.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $11,932,890 which represents 44.1% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $45,529,483 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation				$152,641
Gross Unrealized Depreciation				(11,093,720)
Net Unrealized Depreciation				$(10,941,079)

			% of
Summary of Investments by Sector			Investments	Value
Alternate Energy Sources			81.3%	$21,841,601
Power Conversion & Supply Equipment			5.2	1,400,194
Semiconductors and Related Devices			11.6	3,094,504
Superconductor Products & Systems			1.5	410,060
Money Market Fund			0.4	119,100
			100.0%	$26,865,459

		See Note to Schedules of Investments

Steel ETF

Schedule of Investments
September 30, 2008 (unaudited)

Number
of Shares			Value
COMMON STOCKS: 99.1%
Brazil: 22.1%
257,934	Cia Siderurgica Nacional S.A. (ADR)		$5,483,677
760,647	Cia Vale do Rio Doce (ADR) †		14,566,390
449,866	Gerdau S.A. (ADR)		4,993,513
			25,043,580

Canada: 4.6%
534,652	Gerdau Ameristeel Corp. †		5,260,976

Luxemburg: 4.3%
276,933	Ternium S.A. (ADR) †		4,885,098

Mexico: 1.1%
134,114	Grupo Simec SAB de CV (ADR) *		1,190,932

Netherlands: 12.3%
283,057	ArcelorMittal (USD) †		13,977,355

Russia: 4.2%
262,979	Mechel OAO (ADR) †		4,723,103

South Korea: 6.5%
78,859	POSCO (ADR) †		7,363,065

United Kingdom: 12.8%
58,035	Rio Tinto PLC †		14,479,732

United States: 31.2%
19,086	A.M. Castle & Co. †		329,806
98,051	AK Steel Holding Corp.		2,541,482
83,924	Allegheny Technologies, Inc. †		2,479,954
37,417	Carpenter Technology Corp.		959,746
90,721	Cleveland-Cliffs, Inc.		4,802,770
95,712	Commercial Metals Co.		1,616,576
25,033	Gibraltar Industries, Inc.		468,367
8,918	LB Foster Co. *		271,285
128,876	Nucor Corp.		5,090,602
9,081	Olympic Steel, Inc.		267,799
61,200	Reliance Steel & Aluminum Co.		2,323,764
23,547	Schnitzer Steel Industries, Inc.		923,984
282,398	Steel Dynamics, Inc.		4,826,182
80,643	Timken Co.		2,286,229
64,851	United States Steel Corp.		5,033,086
5,623	Universal Stainless & Alloy *		143,668
65,907	Worthington Industries, Inc. †		984,650
			35,349,950
Total Common Stocks
(Cost: $205,998,961)			112,273,791

MONEY MARKET FUND: 0.6%
(Cost: $721,342)
	Fidelity Institutional Money
	Market Fund - Treasury
721,342	Portfolio Class III Shares		721,342

Total Investments Before Collateral
for Securities Loaned: 99.7%
(Cost: $206,720,303)			112,995,133

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 29.2%
(Cost: $33,069,879)
	Bank of New York
33,069,879	Institutional Cash Reserve		33,069,879

Total Investments: 128.9%
(Cost: $239,790,182)			146,065,012
Liabilities in excess of other assets: (28.9)%			(32,765,738)
NET ASSETS: 100.0%			$113,299,274

ADR	American Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $34,369,186.

The aggregate cost of investments owned for Federal income tax purposes is $239,796,803 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation			$0
Gross Unrealized Depreciation			(93,731,791)
Net Unrealized Depreciation			$(93,731,791)

Summary of Investments by Sector Excluding		% of
Collateral for Securities Loaned		Investments	Value
Diversified		9.3%	$10,477,190
Metal Processors & Fabricators		24.1	27,270,556
Specialty Steel		1.0	1,103,414
Steel Producers		65.0	73,422,631
Money Market Fund		0.6	721,342
		100.0%	$112,995,133

See Note to Schedules of Investments

Market Vectors ETF Trust Note to Schedules of Investments September 30, 2008 (unaudited)

Security Valuation -  Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

Adoption of Statement of Financial Accounting Standards No. 157 Fair Value Measurements (FAS 157) - In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of quarter end are as follows:

	Level 1 -	Level 2 - Significant	Level 3 - Significant Unobservable Inputs	Market Value
	Quoted Prices	Observable Inputs		of Investments
Africa ETF	$2,953,444	$4,315,056	None	$7,268,500
Agribusiness ETF	805,964,390	255,821,075	None	1,061,785,465
Coal ETF	179,366,830	110,210,451	$583,827	290,161,108
Environmental Services ETF	54,900,812	None	None	54,900,812
Gaming ETF	1,049,267	1,501,937	None	2,551,204
Global Alternative Energy ETF	247,883,367	164,282,185	None	412,165,552
Gold Miners ETF	2,387,065,233	None	None	2,387,065,233
Gulf States ETF	1,807,681	6,337,332	None	8,145,013
Nuclear Energy ETF	91,935,913	104,339,991	None	196,275,904
Russia ETF	296,594,158	634,428,659	None	931,022,817
RVE Hard Assets Producers ETF	5,068,039	2,832,540	None	7,900,579
Solar ETF	22,655,514	11,932,890	None	34,588,404
Steel ETF	146,065,012	None	None	146,065,012

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  Keith  J. Carlson, Chief Executive Officer, Market Vectors ETF Trust

Date: November 28, 2008

By  Bruce J. Smith,    Chief Financial Officer, Market Vectors ETF Trust

Date: November 28, 2008